EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2020
Exploration And Evaluation Assets [Abstract]
EXPLORATION AND EVALUATION ASSETS [Text Block]

5. EXPLORATION AND EVALUATION ASSETS

a. Casino (100% - Yukon, Canada)

The Casino Project is a copper-gold porphyry deposit located in Yukon, Canada.

On August 28, 2019, the Company acquired the mineral claims that comprise the Canadian Creek Property from Cariboo Rose Resources Ltd ("Cariboo Rose"). The Canadian Creek Property lies directly adjacent to the Casino Project.

The total consideration paid to Cariboo Rose consisted of 3 million common shares of the Company valued at $2,760,000.  The Company also incurred $38,913 in closing costs.

Certain portions of the Casino property remain subject to certain royalties. The surviving royalties and agreements are as follows:

  2.75% NSR on the claims comprising the Casino project in favour of Osisko Gold Royalties Ltd. (“Osisko Gold”) pursuant to the Royalty Assignment and Assumption Agreement dated July 31, 2017 when 8248567 Canada assigned to Osisko Gold all of its rights, title and interest in the 2.75% NSR.

  5% Net Profits Interest (the “NPI”), as defined in the Casino B Option Agreement, remains in effect on the Casino B Claims and $1 million payment is required to be made to the original optionor within 30 days of achieving a commercial production decision.

  5% Net Profit Interest Royalty (the “NPI Royalty”) presently held by Archer-Cathro and Associates on the ANA claims pursuant to the NPI Royalty Agreement dated December 4, 1990 (the “NPI Royalty Agreement”) among Big Creek Resources Ltd., Rinsey Mines Ltd., and Renoble Holdings Inc.

b. Exploration and evaluation expenditures

Total
$

DECEMBER 31, 2018	41,946,079

Acquisition costs	2,798,913
Claims maintenance	4,963
Engineering	93,307
Exploration and camp support	3,003,005
Permitting	185,845
Salary and wages	260,903
Share-based payments	82,010

DECEMBER 31, 2019	48,375,025

Claims maintenance	25,597
Engineering	168,002
Exploration and camp support	4,693,598
Permitting	128,968
Salary and wages	263,057
Share-based payments	93,766

DECEMBER 31, 2020	53,748,013